Average Annual Total Returns{- Fidelity Japan Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Japan Fund	Fidelity Japan Fund Return Before Taxes Past 1 year	Fidelity Japan Fund Return Before Taxes Past 5 years	Fidelity Japan Fund Return Before Taxes Past 10 years	Fidelity Japan Fund After Taxes on Distributions Past 1 year	Fidelity Japan Fund After Taxes on Distributions Past 5 years	Fidelity Japan Fund After Taxes on Distributions Past 10 years	Fidelity Japan Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Japan Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Japan Fund After Taxes on Distributions and Sales Past 10 years	TK001 Past 1 year	TK001 Past 5 years	TK001 Past 10 years
Total	25.73%	9.22%	6.39%	25.54%	9.13%	6.25%	15.64%	7.41%	5.28%	19.25%	8.51%	7.26%